Description of Business, Basis of Presentation and Significant Accounting Policies (Investment in Films and Television Programs) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized interest for films and television programs produced	$ 7.9	$ 8.7	$ 19.9
Ultimate revenue, estimates used, maximum term, motion picture	10 years
Ultimate revenue, estimates used, maximum term, television series	10 years
Ultimate revenue, estimates used, term, television series still in production	5 years
Ultimate revenue, estimates used, maximum term, acquired libraries	20 years
Projects in development, potential trigger for write-off of development costs, time period from date of initial investment	3 years
Film and television program impairment charges	$ 36.3	$ 22.7